Operating leases - Additional Information (Details)	Mar. 08, 2024	Mar. 31, 2026	Mar. 09, 2024
Lessee, Lease, Description [Line Items]
Term of contract		24 months
Operating Lease, Option to Extend	12 months
Ardmore Sealeader
Lessee, Lease, Description [Line Items]
Period of extension			12 months